Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021	Apr. 30, 2022	Jul. 31, 2021
Disclosure of internal credit grades [line items]
Gross residential mortgages	$ 267,727	$ 251,526
ECL allowance	2,823	2,849	$ 2,823	$ 2,926
Net loans	516,595	462,879
Gross personal	44,754	41,897
Gross credit card	15,679	11,134
Gross business and government	191,258	161,171
Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	180,467	162,401
Gross personal	19,024	18,609
Gross credit card	3,261	2,065
Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	49,953	50,598
Gross personal	6,034	5,183
Gross credit card	998	715
Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	28,142	29,459
Gross personal	13,641	12,480
Gross credit card	7,139	5,000
Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	5,064	5,035
Gross personal	3,904	3,763
Gross credit card	3,545	2,788
High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	888	840
Gross personal	1,304	1,055
Gross credit card	598	435
Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	378	443
Gross personal	154	109
Gross business and government	913	1,033
Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,835	2,750
Gross personal	693	698
Gross credit card	138	131
Gross business and government	182	198
Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	82,972	66,525
Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	104,300	90,363
Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	2,891	3,052
Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	284	280
Net loans	267,443	251,246
Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	851	768
Net loans	43,903	41,129
Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	688	625
Net loans	14,991	10,509
Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,000	1,176
Net loans	190,258	159,995
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	255,155	237,701
ECL allowance	493		597	593
Net loans	484,583	430,972
Gross personal	35,923	33,705
Gross credit card	12,157	8,149
Gross business and government	181,841	151,968
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	180,297	162,307
Gross personal	19,023	18,608
Gross credit card	3,261	2,065
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	49,576	49,958
Gross personal	6,030	5,179
Gross credit card	998	715
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	22,409	22,912
Gross personal	9,100	8,091
Gross credit card	6,680	4,653
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	475	364
Gross personal	910	990
Gross credit card	1,074	593
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross personal	256	252
Gross credit card	13
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,398	2,160
Gross personal	604	585
Gross credit card	131	123
Gross business and government	167	174
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	82,534	65,963
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	99,067	85,764
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	73	67
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	55	59
Net loans	255,100	237,642
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	101	125
Net loans	35,822	33,580
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	129	127
Net loans	12,028	8,022
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	208	240
Net loans	181,633	151,728
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	11,987	13,187
ECL allowance	1,687		1,545	1,526
Net loans	30,954	30,846
Gross personal	8,628	8,030
Gross credit card	3,522	2,985
Gross business and government	8,504	8,170
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross personal	1	1
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross personal	4	4
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	5,733	6,547
Gross personal	4,541	4,389
Gross credit card	459	347
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	4,589	4,671
Gross personal	2,994	2,773
Gross credit card	2,471	2,195
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	888	840
Gross personal	1,048	803
Gross credit card	585	435
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	230	395
Gross personal	40	60
Gross credit card	7	8
Gross business and government	15	24
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	438	562
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	5,233	4,599
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	2,818	2,985
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	70	63
Net loans	11,917	13,124
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	170	94
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	377	640
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	622	537
Net loans	8,006	7,493
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	559	498
Net loans	2,963	2,487
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	436	428
Net loans	8,068	7,742
Stage 3 [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
Net loans	1,058	1,061
Gross business and government	913	1,033
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	585	638
Gross personal	203	162
Stage 3 [member] | Financial instruments credit-impaired [member] | Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	378	443
Gross personal	154	109
Gross business and government	913	1,033
Stage 3 [member] | Financial instruments credit-impaired [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	207	195
Gross personal	49	53
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	159	158
Net loans	426	480
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	128	106
Net loans	75	56
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	356	508
Net loans	557	$ 525
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
ECL allowance	$ 643		$ 681	$ 807